Cover	12 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	11-K
Document Information [Line Items]
Document Type	11-K
EBP, Plan Name	H&R Block, Inc. 2000 Employee Stock Purchase Plan
Entity Addresses [Line Items]
Amendment Flag	false
Entity Registrant Name	H&R BLOCK INC
Document Period End Date	Jun. 30, 2025
Entity Central Index Key	0000012659